International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses:
Interest expense (Debentures)	$ 3,832	$ 6,435	$ 6,989
Provision for credit loss	45,379	18,843	6,112
Income before federal income taxes and equity in undistributed net income of subsidiaries	211,758	259,954	272,583
Income tax expense	44,439	54,850	56,652
Net income	167,319	205,104	215,931
Parent Company [Member] | Reportable Legal Entities
Income:
Dividends from subsidiaries	130,950	127,750	105,000
Interest income on notes receivable	357	922
Interest income on other investments	(1,126)	(514)	8,208
Other	5	18	1,988
Total income	130,186	128,176	115,196
Expenses:
Interest expense (Debentures)	3,832	6,435	6,989
Provision for credit loss	27
Other	1,988	2,749	2,930
Total expenses	5,847	9,184	9,919
Income before federal income taxes and equity in undistributed net income of subsidiaries	124,339	118,992	105,277
Income tax expense	(1,339)	(1,878)	481
Income before equity in undistributed net income of subsidiaries	125,678	120,870	104,796
Equity in undistributed net income of subsidiaries	41,641	84,234	111,135
Net income	$ 167,319	$ 205,104	$ 215,931